UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

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FORM N-PX

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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-02183

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BARINGS CORPORATE INVESTORS

(Exact name of registrant as specified in charter)

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300 South Tryon Street

Suite 2500

Charlotte, NC 28202

(Address of principal executive offices) (Zip code)

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Corporation Service Company (CSC)

251 Little Falls Drive, Wilmington, DE 19808

(name and address of agent for service)

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Registrant's telephone number, including area code:

(704) 805-7200

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1.  Proxy Voting Record.

ORBITAL ENERGY GROUP, INC.

Ticker:	OEG	Security ID:	68559A109
Meeting Date:	July 21, 2022	Meeting Type:	Annual

#	Proposal	Mgt Rec.	Vote Cast
1.	Election of Directors	For	For
2.	Ratify Grant Thornton LLP as Auditors	For	For
3.	Advisory Vote to Ratify Named Executive Officers' Compensation	For	Against
4.	Amend Omnibus Stock Plan	For	For

ORBITAL INFRASTRUCTURE GROUP, INC.

Ticker:	OIG	Security ID:	68559A109
Meeting Date:	April 18, 2023	Meeting Type:	Special

#	Proposal	Mgt Rec.	Vote Cast
1.	Approve Reverse Stock Split	For	For
2.	Approve Issuance of Shares for a Private Placement	For	For
3.	Ratify PricewaterhouseCoopers LLP as Auditors	For	For
4.	Adjourn Meeting	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Barings Corporate Investors

By:	/s/ Christina Emery
Christina Emery, President

Date:	August 31, 2023